Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2011
Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other securities Investments the aggregate cost, gross unrealized gains and losses and fair value are as follows:

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥2,695,248	¥24,228	¥64,647	¥2,654,829
Common stocks	555,526	369,670	72,421	852,775
Other	403,776	17,588	1	421,363

Total	¥3,654,550	¥411,486	¥137,069	¥3,928,967

Securities not practicable to determine fair value
Common stocks	¥95,304
Other	25,173

Total	¥120,477

	Yen in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥3,174,236	¥21,712	¥68,778	¥3,127,170
Common stocks	670,405	398,140	108,316	960,229
Other	561,387	15,940	376	576,951

Total	¥4,406,028	¥435,792	¥177,470	¥4,664,350

Securities not practicable to determine fair value
Common stocks	¥109,203
Other	23,069

Total	¥132,272

	U.S. dollars in millions
	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$38,175	$261	$827	$37,609
Common stocks	8,063	4,788	1,303	11,548
Other	6,751	192	4	6,939

Total	$52,989	$5,241	$2,134	$56,096

Securities not practicable to determine fair value
Common stocks	$1,313
Other	278

Total	$1,591